UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 18, 2015 to May 15, 2015

Commission File Number of Issuing entity: 333-180779-10

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

Bank of America, National Association

CIBC Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(IRS Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒

A-2	☐	☐	☒

A-SB	☐	☐	☒

A-3	☐	☐	☒

A-4	☐	☐	☒

A-5	☐	☐	☒

X-A	☐	☐	☒

A-S	☐	☐	☒

B	☐	☐	☒

PST	☐	☐	☒

C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2015 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 18, 2015 to May 15, 2015.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 15, 2015. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 11, 2015. The CIK Number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on May 14, 2015. The CIK Number of CIBC Inc. is 0001548567.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Citibank, N.A., as trustee, certificate administrator, certificate registrar and authenticating agent:

Citibank, N.A. (“Citibank”) is acting as Trustee, Certificate Administrator, Certificate Registrar and Authenticating Agent of this CMBS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. One such proceeding was a civil action filed against Citibank in the Supreme Court of the State of New York on June 18, 2014 by a group of investors in 48 private-label RMBS trusts for which Citibank serves or did serve as trustee, asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend against the litigation. Furthermore, neither the above-disclosed litigation nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Trustee, Certificate Administrator, Certificate Registrar or Authenticating Agent under the Pooling and Servicing Agreement for this CMBS transaction.

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 8. Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	April 17, 2015	$0.00
Current Distribution Date:	May 15, 2015	$0.00
*REO Account Balance
Prior Distribution Date:	April 17, 2015	$0.00
Current Distribution Date:	May 15, 2015	$0.00

*	As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	April 17, 2015	$0.08
Current Distribution Date:	May 15, 2015	$0.05
Interest Reserve Account Balance
Prior Distribution Date:	April 17, 2015	$0.00
Current Distribution Date:	May 15, 2015	$0.00
Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	April 17, 2015	$0.00
Current Distribution Date:	May 15, 2015	$0.00
TA Unused Fees Account Balance
Prior Distribution Date:	April 17, 2015	$0.00
Current Distribution Date:	May 15, 2015	$0.00

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the May 15, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Stephen W. Holmes
Stephen W. Holmes, Vice President

Date: May 29, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the May 15, 2015 distribution.

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